SA Franklin Allocation Moderately Aggressive Portfolio Investment Objectives and Goals - SA Franklin Allocation Moderately Aggressive Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SA Franklin Allocation Moderately Aggressive Portfolio (formerly, SA Putnam Asset Allocation Diversified Growth Portfolio)
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is capital appreciation.